Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 7,370	$ 4,523
Cost of revenues	(18,191)	(12,504)
Gross loss	(10,821)	(7,981)
Operating expenses:
Selling, general and administrative	(25,090)	(14,210)
Research and development	(8,227)	(5,942)
Total operating expenses	(33,317)	(20,152)
Loss from operations	(44,138)	(28,133)
Other income (expense):
Interest expense	(7,530)	(7,655)
Other income (expense), net	(1,965)	(5,258)
Total other expense	(9,495)	(12,913)
Net loss	$ (53,633)	$ (41,046)
Net loss per share of common stock, basic and diluted (Note 13)	$ (1.29)	$ (1.13)
Weighted-average shares outstanding, basic and diluted	41,633,152	36,239,733
Starry, Inc [Member]
Revenues			$ 22,263	$ 12,826
Cost of revenues			(58,363)	(38,529)
Gross loss			(36,100)	(25,703)
Operating expenses:
Selling, general and administrative			(67,129)	(55,240)
Research and development			(26,308)	(22,957)
Total operating expenses			(93,437)	(78,197)
Loss from operations			(129,537)	(103,900)
Other income (expense):
Interest expense			(24,739)	(19,382)
Other income (expense), net			(12,269)	(1,811)
Total other expense			(37,008)	(21,193)
Net loss			$ (166,545)	$ (125,093)
Net loss per share of common stock, basic and diluted (Note 13)			$ (4.55)	$ (3.5)
Weighted-average shares outstanding, basic and diluted			36,569,966	35,743,961